Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS PERFORMANCE

	Arsen S. Kitch		Linda K. Massman				Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO (1)	SCT Total for PEO	CAP to PEO	Average SCT Total for Non-PEO NEOs (1)(3)	Average CAP to Non-PEO NEOs (1)(3)	Company Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (millions)	Adjusted EBITDA (millions) (4)

2024	$5,974,230	$ (466,084)	N/A	N/A	$ 1,490,225	$ 226,207	$ 139	$ 149	$ 196.3	$ 181.5

2023	$5,288,096	$ 4,889,596	N/A	N/A	$ 1,144,962	$ 863,766	$ 169	$ 137	$ 107.7	$ 281.0

2022	$4,693,688	$ 8,041,513	N/A	N/A	$ 1,485,132	$ 2,042,486	$ 177	$ 117	$ 46.0	$ 226.9

2021	$3,508,327	$ 2,881,453	N/A	N/A	$ 1,309,743	$ 880,350	$ 171	$ 139	($28.1)	$ 174.6

2020	$4,010,645	$8,567,932	$2,113,374	$2,227,347	$1,691,924	$2,908,320	$176	$112	$77.1	$283.2

(1)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
2023 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO
NEOs was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. Amounts displayed for non-principle
executive officers are averages of the indicated
amounts
.

COMPENSATION ACTUALLY PAID RECONCILIATION	PEO			Non-PEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table (SCT) Total	$5,974,230	$5,288,096	$4,693,688	$1,490,225	$1,144,962	$1,485,132

Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0	$0	$0	$0	$(3,679)	$0
Amounts Reported under the “Stock Awards” Column of the SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(471,999)	$(446,147)
Amounts Reported under the “Option Awards” Column of the SCT	$0	$0	$0	$0	$0	$0
Total Deductions from SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(475,678)	$(446,147)

“Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
“Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,138,167	$2,689,265	$4,263,040	$174,817	$366,385	$675,060
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(4,337,817)	$(286,062)	$1,123,386	$(885,217)	$(40,152)	$300,727
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$515,016	$70,618	$74,453	$23,238	$12,475	$27,714
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$(144,226)	$0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0	$0
All Other Adjustments	$(2,684,634)	$2,473,821	$5,460,879	$(687,162)	$194,482	$1,003,501

Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$(466,084)	$4,889,596	$8,041,513	$226,207	$863,766	$2,042,486
Reconciliation for 2022 and 2023 shows corrected numbers.

(2)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2024	Sherri Baker, Steve Bowden, Michael Gadd, and Michael Urlick

2023	Sherri Baker, Rebecca Barckley, Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2022	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Michael Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

(3)
Represent the total stockholder return of the S&P MidCap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2024
10-K.

(4)	Adjusted EBITDA is calculated as described in the above Compensation Discussion & Analysis, specifically the subsection entitled “2024 Annual Incentives.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2024	Sherri Baker, Steve Bowden, Michael Gadd, and Michael Urlick

2023	Sherri Baker, Rebecca Barckley, Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2022	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Michael Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

Peer Group Issuers, Footnote	Represent the total stockholder return of the S&P MidCap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2024
10-K.

Adjustment To PEO Compensation, Footnote

COMPENSATION ACTUALLY PAID RECONCILIATION	PEO			Non-PEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table (SCT) Total	$5,974,230	$5,288,096	$4,693,688	$1,490,225	$1,144,962	$1,485,132

Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0	$0	$0	$0	$(3,679)	$0
Amounts Reported under the “Stock Awards” Column of the SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(471,999)	$(446,147)
Amounts Reported under the “Option Awards” Column of the SCT	$0	$0	$0	$0	$0	$0
Total Deductions from SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(475,678)	$(446,147)

“Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
“Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,138,167	$2,689,265	$4,263,040	$174,817	$366,385	$675,060
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(4,337,817)	$(286,062)	$1,123,386	$(885,217)	$(40,152)	$300,727
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$515,016	$70,618	$74,453	$23,238	$12,475	$27,714
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$(144,226)	$0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0	$0
All Other Adjustments	$(2,684,634)	$2,473,821	$5,460,879	$(687,162)	$194,482	$1,003,501

Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$(466,084)	$4,889,596	$8,041,513	$226,207	$863,766	$2,042,486

Non-PEO NEO Average Total Compensation Amount	$ 1,490,225	$ 1,144,962	$ 1,485,132	$ 1,309,743	$ 1,691,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 226,207	863,766	2,042,486	880,350	2,908,320
Adjustment to Non-PEO NEO Compensation Footnote

COMPENSATION ACTUALLY PAID RECONCILIATION	PEO			Non-PEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table (SCT) Total	$5,974,230	$5,288,096	$4,693,688	$1,490,225	$1,144,962	$1,485,132

Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0	$0	$0	$0	$(3,679)	$0
Amounts Reported under the “Stock Awards” Column of the SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(471,999)	$(446,147)
Amounts Reported under the “Option Awards” Column of the SCT	$0	$0	$0	$0	$0	$0
Total Deductions from SCT	$(3,755,680)	$(2,872,321)	$(2,113,054)	$(576,856)	$(475,678)	$(446,147)

“Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
“Prior Service Cost” for Pension Plans	$0	$0	$0	$0	$0	$0
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,138,167	$2,689,265	$4,263,040	$174,817	$366,385	$675,060
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(4,337,817)	$(286,062)	$1,123,386	$(885,217)	$(40,152)	$300,727
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$515,016	$70,618	$74,453	$23,238	$12,475	$27,714
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$(144,226)	$0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0	$0
All Other Adjustments	$(2,684,634)	$2,473,821	$5,460,879	$(687,162)	$194,482	$1,003,501

Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$(466,084)	$4,889,596	$8,041,513	$226,207	$863,766	$2,042,486

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Metrics

Adjusted EBITDA (financial)

Free Cash Flow (financial)

ROIC (financial)

TSR (financial)

Strategic Objectives (non-financial)

Total Shareholder Return Amount	$ 139	169	177	171	176
Peer Group Total Shareholder Return Amount	149	137	117	139	112
Net Income (Loss)	$ 196,300,000	$ 107,700,000	$ 46,000,000	$ 28,100,000	$ 77,100,000
Company Selected Measure Amount	181,500,000	281,000,000	226,900,000	174,600,000	283,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (financial)
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow (financial)
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC (financial)
Measure:: 4
Pay vs Performance Disclosure
Name	TSR (financial)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Objectives (non-financial)
Arsen S. Kitch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,974,230	$ 5,288,096	$ 4,693,688	$ 3,508,327	$ 4,010,645
PEO Actually Paid Compensation Amount	$ (466,084)	4,889,596	8,041,513	$ 2,881,453	8,567,932
PEO Name	Arsen S. Kitch
Linda K. Massman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,113,374
PEO Actually Paid Compensation Amount					$ 2,227,347
Non-PEO NEO Average Total Compensation Amount	$ 1,490,225	1,144,962	1,485,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 226,207	863,766	2,042,486
PEO Name	Linda K. Massman
PEO
Pay vs Performance Disclosure
Total Deductions from SCT	$ (3,755,680)	(2,872,321)	(2,113,054)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,684,634)	2,473,821	5,460,879
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,138,167	2,689,265	4,263,040
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,337,817)	(286,062)	1,123,386
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,016	70,618	74,453
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,755,680)	(2,872,321)	(2,113,054)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Total Deductions from SCT	(576,856)	(475,678)	(446,147)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,679)	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,162)	194,482	1,003,501
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,817	366,385	675,060
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(885,217)	(40,152)	300,727
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,238	12,475	27,714
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(144,226)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,856)	(471,999)	(446,147)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0